ASL II/ASL II Premier - SUPP. (3/25/2002)
                                  Supplement to Prospectus Dated January 17, 2002
                                          Supplement dated March 25, 2002

This  Supplement  should be retained with the current  Prospectus  for your  variable  annuity  contract  issued by
American  Skandia  Life  Assurance  Corporation  ("American  Skandia").  If you do not have a  current  Prospectus, please contact American Skandia at 1-800-SKANDIA.

Guarantee Return Option (GRO) SM Promotion

The following  provision is inserted in the section of the Prospectus  entitled  "Guaranteed Return Option (GRO)SM"
- "Charges under the Program".

Owners who purchase the Annuity  between  February 4, 2002 and August 2, 2002 (the  "Promotional  Period") will not be charged  the 0.25%  annual  fee for the  Guarantee  Return  Option  program  if elected at any time while  their
Annuity is in effect.

|X|      American  Skandia will not charge the 0.25% annual fee for the entire  period that the program  remains in effect,  including  any  extension of the  program's  maturity  date  resulting  from the Owner's  election to restart the 7-year  program  duration,  regardless  of when the Owner elects to  participate  in the Guarantee
     Return Option program.
|X|      Owners who complete the initial  7-year  program  duration OR terminate  the program  before the program's maturity  date,  will not be charged the 0.25% annual fee for  participating  in the program if they  re-elect the Guarantee Return Option program at a later date.
|X|      To qualify for the waiver of the 0.25% annual fee,  American  Skandia must receive an application  for the
     Annuity during the Promotional Period, which meets all of our requirements.
|X|      All other terms and  conditions  of the Annuity and the Guarantee  Return  Option  program apply to Owners who qualify for the waiver of the 0.25% annual fee.
|X|      Owners who purchase the Annuity after the  completion of the  Promotional  Period will not qualify for the
     0.25% annual fee waiver.